Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	SCT Total For PEO #1	CAP to PEO #1	SCT Total For PEO #2	CAP to PEO #2	SCT Total For PEO #3	CAP to PEO #3	Average SCT	Average	Value of Initial Fixed $100 Investment Based on TSR of:		Net Income	Adjusted EBITDA (6)
Year	Brandon K. Sim, M.S.(1)(2) ($)		Thomas S. Lam, M.D., M.P.H (1)(2) ($)		Kenneth Sim, M.D.(1)(2) ($)		Total For Non-PEO NEOs(3) ($)	CAP To Non-PEO NEOs(2)(3) ($)	ASTH(4) ($)	S&P 500 Healthcare Index(4)(5) ($)	($) (in millions)
2025	14,930,231	5,919,557	—	—	—	—	3,074,981	3,027,816	136	148	24	205
2024	18,242,585	16,942,570	2,843,062	2,279,000	—	—	6,666,617	3,644,213	173	129	50	170
2023	14,311,250	13,561,755	5,217,562	4,314,127	—	—	3,827,960	3,356,039	210	126	58	147
2022	15,302,775	997,261	1,487,709	(5,920,199)	—	—	1,667,352	(574,925)	162	124	46	140
2021	9,006,157	15,536,119	6,857,194	16,090,110	6,863,527	16,096,441	688,309	1,155,454	402	126	46	134

(1)	The PEOs shown in the table above for each applicable fiscal year are as follows:

Year	PEOs
2025	Brandon K. Sim, M.S.
2024	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2023	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2022	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2021	Kenneth Sim, M.D., Brandon K. Sim, M.S., and Thomas Lam, M.D., M.P.H.

(2)	As the valuation methods for compensation actually paid (“CAP”) required by the SEC differ from those required in the Summary Compensation Table (“SCT”), the tables below provide a reconciliation of the SCT amounts to the CAP amounts in the Pay Versus Performance table for the PEOs and Non-PEO NEOs for each of the last five fiscal years.

(3)	The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2025	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Dinesh Kumar, M.D.
2024	Kenneth Sim, M.D., Chandan Basho, M.B.A., Dinesh Kumar, M.D., and Albert Young, M.D., M.P.H.
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.

(4)	Pursuant to the SEC rules, total stockholder return, or TSR, reflects an initial investment of $100 on December 31, 2020.

(5)	The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.

(6)	The company selected measure is Adjusted EBITDA.

Summary Compensation Table to Compensation Actually Paid Reconciliation Table

	PEO #1 Brandon K. Sim, M.S.
	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$14,930,231	$18,242,585	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(11,999,980)	(15,893,226)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	3,161,712	7,192,781	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,163,625	5,477,073	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested This Year	540,689	826,136	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	(1,876,720)	1,097,221	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest this Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$5,919,557	$16,942,570	$13,561,755	$997,261	$15,536,119

	PEO #2 Thomas S. Lam, M.D., M.P.H.
	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$2,843,062	$5,217,562	$1,487,709	$6,857,194
Less, Value of Stock & Option Awards Reported in SCT(1)	(1,878,400)	(3,253,500)	—	(5,777,307)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	420,389	2,298,000	—	5,875,821
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	539,700	171,330	(3,852,379)	4,920,552
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	354,249	(119,265)	(3,555,529)	4,213,850
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—
Compensation Actually Paid	$2,279,000	$4,314,127	$(5,920,199)	$16,090,110

PEO #3 Kenneth Sim, M.D.
2021
Total Reported in Summary Compensation Table (SCT)	$6,863,527
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552
Plus, FMV of Awards Granted this Year That Vested This Year	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	4,213,850
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—
Compensation Actually Paid	$16,096,441
	Average NEOs
	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$3,074,981	$6,666,617	$3,827,960	$1,667,352	$688,309
Less, Value of Stock & Option Awards Reported in SCT(1)	(1,466,665)	(5,573,539)	(2,617,300)	(880,452)	(205,730)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	386,441	2,299,412	1,818,867	524,690	652,802
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,050,971	25,600	180,624	(956,215)	17,308
Plus, FMV of Awards Granted This Year That Vested This Year	66,073	93,191	155,544	77,967	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This year	(83,985)	132,932	(9,656)	(1,008,267)	2,765
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$3,027,816	$3,644,213	$3,356,039	$(574,925)	$1,155,454

(1)	Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our common stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our common stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s common stock.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEOs shown in the table above for each applicable fiscal year are as follows:
Year	PEOs
2025	Brandon K. Sim, M.S.
2024	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2023	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2022	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2021	Kenneth Sim, M.D., Brandon K. Sim, M.S., and Thomas Lam, M.D., M.P.H.
(3)	The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:
Year	Non-PEO NEOs
2025	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Dinesh Kumar, M.D.
2024	Kenneth Sim, M.D., Chandan Basho, M.B.A., Dinesh Kumar, M.D., and Albert Young, M.D., M.P.H.
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.

Peer Group Issuers, Footnote
(5)	The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.

Adjustment To PEO Compensation, Footnote
(1)	The PEOs shown in the table above for each applicable fiscal year are as follows:
Year	PEOs
2025	Brandon K. Sim, M.S.
2024	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2023	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2022	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2021	Kenneth Sim, M.D., Brandon K. Sim, M.S., and Thomas Lam, M.D., M.P.H.

Summary Compensation Table to Compensation Actually Paid Reconciliation Table

	PEO #1 Brandon K. Sim, M.S.
	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$14,930,231	$18,242,585	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(11,999,980)	(15,893,226)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	3,161,712	7,192,781	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,163,625	5,477,073	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested This Year	540,689	826,136	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	(1,876,720)	1,097,221	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest this Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$5,919,557	$16,942,570	$13,561,755	$997,261	$15,536,119
	PEO #2 Thomas S. Lam, M.D., M.P.H.
	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$2,843,062	$5,217,562	$1,487,709	$6,857,194
Less, Value of Stock & Option Awards Reported in SCT(1)	(1,878,400)	(3,253,500)	—	(5,777,307)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	420,389	2,298,000	—	5,875,821
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	539,700	171,330	(3,852,379)	4,920,552
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	354,249	(119,265)	(3,555,529)	4,213,850
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—
Compensation Actually Paid	$2,279,000	$4,314,127	$(5,920,199)	$16,090,110
PEO #3 Kenneth Sim, M.D.
2021
Total Reported in Summary Compensation Table (SCT)	$6,863,527
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552
Plus, FMV of Awards Granted this Year That Vested This Year	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	4,213,850
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—
Compensation Actually Paid	$16,096,441
(1)	Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our common stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our common stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s common stock.

Non-PEO NEO Average Total Compensation Amount	$ 3,074,981	$ 6,666,617	$ 3,827,960	$ 1,667,352	$ 688,309
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,027,816	3,644,213	3,356,039	(574,925)	1,155,454
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:
Year	Non-PEO NEOs
2025	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Dinesh Kumar, M.D.
2024	Kenneth Sim, M.D., Chandan Basho, M.B.A., Dinesh Kumar, M.D., and Albert Young, M.D., M.P.H.
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
	Average NEOs
	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$3,074,981	$6,666,617	$3,827,960	$1,667,352	$688,309
Less, Value of Stock & Option Awards Reported in SCT(1)	(1,466,665)	(5,573,539)	(2,617,300)	(880,452)	(205,730)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	386,441	2,299,412	1,818,867	524,690	652,802
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	1,050,971	25,600	180,624	(956,215)	17,308
Plus, FMV of Awards Granted This Year That Vested This Year	66,073	93,191	155,544	77,967	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This year	(83,985)	132,932	(9,656)	(1,008,267)	2,765
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$3,027,816	$3,644,213	$3,356,039	$(574,925)	$1,155,454
(1)	Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our common stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our common stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s common stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 136	173	210	162	402
Peer Group Total Shareholder Return Amount	148	129	126	124	126
Net Income (Loss)	$ 24,000,000	$ 50,000,000	$ 58,000,000	$ 46,000,000	$ 46,000,000
Company Selected Measure Amount	205	170	147	140	134
PEO Name	Brandon K. Sim
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)	The company selected measure is Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Brandon K. Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,930,231	$ 18,242,585	$ 14,311,250	$ 15,302,775	$ 9,006,157
PEO Actually Paid Compensation Amount	5,919,557	16,942,570	13,561,755	997,261	15,536,119
Thomas S. Lam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,843,062	5,217,562	1,487,709	6,857,194
PEO Actually Paid Compensation Amount		2,279,000	4,314,127	(5,920,199)	16,090,110
Kenneth Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,863,527
PEO Actually Paid Compensation Amount					16,096,441
PEO | Brandon K. Sim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,999,980)	(15,893,226)	(12,499,943)	(13,567,843)	(7,816,831)
PEO | Brandon K. Sim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,161,712	7,192,781	9,243,092	6,778,744	13,976,639
PEO | Brandon K. Sim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,163,625	5,477,073	1,821,347	(5,032,202)
PEO | Brandon K. Sim [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	540,689	826,136	527,597
PEO | Brandon K. Sim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,876,720)	1,097,221	158,412	(2,484,213)	370,154
PEO | Brandon K. Sim [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brandon K. Sim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,878,400)	(3,253,500)		(5,777,307)
PEO | Thomas S. Lam [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		420,389	2,298,000		5,875,821
PEO | Thomas S. Lam [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		539,700	171,330	(3,852,379)	4,920,552
PEO | Thomas S. Lam [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		354,249	(119,265)	(3,555,529)	4,213,850
PEO | Thomas S. Lam [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,777,307)
PEO | Kenneth Sim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,875,819
PEO | Kenneth Sim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,920,552
PEO | Kenneth Sim [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,213,850
PEO | Kenneth Sim [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,466,665)	(5,573,539)	(2,617,300)	(880,452)	(205,730)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,441	2,299,412	1,818,867	524,690	652,802
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,050,971	25,600	180,624	(956,215)	17,308
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,073	93,191	155,544	77,967
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,985)	132,932	(9,656)	(1,008,267)	2,765
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount